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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 1, 2012 TO THE CURRENT PROSPECTUSES FOR:

..   EQUI-VEST(R) (SERIES 100-500)
..   EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS
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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

APPLICABLE TO SERIES 100 AND SERIES 200 CONTRACTS ONLY

Footnote (7) under "Fee table" in EQUI-VEST(R) (Series 100-500) and Footnote
(9) under "Fee table" in EQUI-VEST(R) Employer-Sponsored Retirement Plans are each deleted in their entirety and replaced with the following:

For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust's annual expenses for 2011 would have been 2.49% for the AXA Moderate Allocation option; 2.34% for the Multimanager Aggressive Equity option; 2.12% for the EQ/Common Stock Index option; and 2.11% for the EQ/Money Market option.

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.
             Copyright 2012 AXA Equitable Life Insurance Company,
                             All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

888-129 (7/12)

                                                                  150011 (7/12)
                                                                         382634

EV 100-500, Empl. Sp.
NB/IF SAR